SEGMENTED INFORMATION (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE BY PRODUCT
Revenue	$ 397,321	$ 333,175	$ 358,005
Machine - to - Machine
REVENUE BY PRODUCT
Revenue	335,990	293,219	332,445
Machine - to - Machine | AirPrime Embedded Wireless Modules for M2M
REVENUE BY PRODUCT
Revenue	279,324	242,791	274,964
Machine - to - Machine | AirLink Intelligent Gateways and Routers
REVENUE BY PRODUCT
Revenue	46,699	39,013	48,626
Machine - to - Machine | AirVantage M2M Cloud Platform and Other
REVENUE BY PRODUCT
Revenue	9,967	11,415	8,855
Mobile Computing
REVENUE BY PRODUCT
Revenue	61,331	39,956	25,560
Mobile Computing | AirPrime Embedded Wireless Modules for PC OEM
REVENUE BY PRODUCT
Revenue	61,133	39,422	23,420
Mobile Computing | Other
REVENUE BY PRODUCT
Revenue	$ 198	$ 534	$ 2,140